Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows used in operating activities:
Net loss	$ (45,522)	$ (64,767)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	728	3,081
Sharebased compensation	3,001	5,820
Amortization of premium and discount on marketable securities, net	129	(1,527)
Impairment of long-lived assets	6,145	5,233
Other non-cash items	14
Changes in operating assets and liabilities:
Prepaid expenses and other current assets, and other assets	228	255
Prepaid research and development	391	1,521
Non-refundable sublicense and transition services payments received	4,015	8,226
Right of use assets and operating lease liabilities	(464)	(279)
Accounts payable	1,880	(556)
Accrued expenses and other current liabilities	(2,054)	(4,963)
Net cash provided by (used in) operating activities	(31,509)	(47,956)
Cash flows provided by (used in) investing activities:
Purchases of marketable securities		(88,170)
Sales or maturities of marketable securities	39,046	143,150
Purchases of property and equipment and other assets		(34)
Sales of property and equipment and other assets	1,170
Net cash provided by (used in) investing activities	40,216	54,946
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock under the ATM Facility, net of offering costs		8,742
Proceeds from the exercise of stock options		35
Proceeds from the issuance of common stock under employee stock purchase plan	23	97
Net cash provided by (used in) financing activities	23	8,874
Net increase (decrease) in cash and cash equivalents	8,730	15,864
Cash and cash equivalents at beginning	37,573	21,709
Cash and cash equivalents at end	46,303	37,573
Supplemental disclosure of noncash activities:
Unrealized gain (loss) on marketable securities	$ (8)	51
Right of use assets recognized upon the commencement of sublease		(422)
Operating lease liabilities recognized upon the commencement of sublease		$ 422